Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net sales	$ 761,272	$ 910,225
Cost of sales	592,586	670,424
Gross profit	168,686	239,802
Selling, general, and administrative expenses	3,086,512	3,542,330
Operating loss	(2,917,826)	(3,302,528)
Other income (expense):
Interest income	4,318	5,526
Interest expense	(16,399)	(13,545)
Other income	26,494	26,776
Other expenses	(8,489,401)	(71,591)
Loss before income taxes	(11,392,814)	(3,355,362)
Income tax benefit		(4)
Net loss	(11,392,814)	(3,355,366)
Attributable to:
OSR Holdings Co., Ltd. and subsidiaries	(11,392,814)	(3,355,366)
Non-controlling interests
Other comprehensive income for the year, net of tax
Gain on foreign currency translation	467,076	11,974
Total comprehensive loss for the year	(10,925,738)	(3,343,391)
Attributable to:
OSR Holdings Co., Ltd. and subsidiaries	(10,925,738)	(3,343,391)
Non-controlling interests
Loss per share attributable to OSR Holdings Co., Ltd. and subsidiaries
Basic loss per ordinary share (in Dollars per share)	$ (1.04)	$ (0.6)